Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Comprehensive Income (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating costs and expenses:
Selling, general and administrative	¥ (2)
Operating income
Share of income of subsidiaries	11,313	1,550	31,457	46,735
Net income	11,311	1,550	31,457	46,735
Other comprehensive income
Foreign currency translation adjustment	3
Total comprehensive income	¥ 11,314	$ 1,550	¥ 31,457	¥ 46,735